UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment;         Amendment Number:  [ ]
This Amendment (Check only one.):        [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arthur J. Gallagher & Co.
Address:          Two Pierce Place
                  Itasca, Illinois 60143


Form 13F File Number:      28-14530
                           --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                April J. Hanes-Dowd
         Title:               Assistant Secretary
         Phone:               (630) 773-3800

Signature, Place, and Date of Signing:


/s/ April J. Hanes-Dowd        Itasca, Illinois      August 131, 2012
-----------------------       ------------------     -----------------
       [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

None.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      2
                                                  -----------------

Form 13F Information Table Entry Total:                 8
                                                  -----------------

Form 13F Information Table Value Total:           $    379,366
                                                   ----------------
                                                      (thousands)



List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number               Name

1          28-14533                           Gallagher Fiduciary Advisors, LLC

2          28-14532                           Gallagher Benefit Services, Inc.



        June 30, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                Value   Shares/    Sh/ Put/  Investment  Other
      Name of Issuer            Class    CUSIP    (x$1000) Prn Amt    Prn Call  Discretion  Managers Sole    Shared    None
      --------------            -----    -----    -------- -------    --- ----  ----------- --------  ----    ------    ----
Clear Channel Outdoor
  Holdings                     CL A     18451C109     1,488   247,199  SH       DEFINED     1, 2                        247,199
General Motors Company         COM      37045V100     7,596   385,191  SH       DEFINED     1, 2             311,047     74,144
General Motors Company        W EXP     37045V118    13,855 1,257,254  SH       DEFINED     1, 2           1,015,453    241,801
                            7/10/2016
General Motors Company        W EXP     37045V126    23,206 3,421,154  SH       DEFINED     1, 2           2,763,123    658,031
                            7/10/2019
Franklin Resources Inc.        COM      354613101    96,770   871,876  SH       DEFINED     1, 2             871,876
Kaiser Aluminum
   Corporation                 COM      483007704    39,278   881,010  SH       DEFINED     1, 2     881,010
Kaman Corp.                    COM      483548103     5,700   184,210  SH       DEFINED     1, 2                        184,210
PPG Industries Inc.            COM      693506107   191,473 1,804,305  SH       DEFINED     1, 2           1,804,305







REPORT SUMMARY         8    DATA RECORDS     $379,366        ALL OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED - 2